Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Accounts receivable | $	$ 3,917		$ 4,431
Less: allowance for doubtful debts | $	(109)		(38)
Net | $	$ 3,808		$ 4,393
ZHEJIANG TIANLAN
Accounts receivable		¥ 222,279		¥ 204,166
Less: allowance for doubtful debts		(41,761)		(39,066)
Net		180,518		165,100
ZHEJIANG JIAHUAN
Accounts receivable		91,885		91,069
Less: allowance for doubtful debts		(32)		(32)
Net		¥ 91,853		¥ 91,037